CONVERTIBLE NOTES PAYABLE TO RELATED PARTY (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 31, 2014	Nov. 30, 2013	Dec. 31, 2012	May 31, 2012
Debt Instrument [Line Items]
Interest expense	$ 2,321	$ 2,185	$ 1,570
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Weighted average interest rate	6.06%	6.18%	6.28%			6.28%
Debt instrument, principal	30,186	29,870
Debt instrument, accrued interest	8,318	6,700
Convertible Notes Payable [Member] | Majority Shareholder [Member]
Debt Instrument [Line Items]
Debt instrument, variable interest reference rate				LIBOR	LIBOR	LIBOR	LIBOR
Percent of interest in subsidiary securing arrangement			26.00%	26.00%	26.00%	26.00%	26.00%
Debt conversion, price per share			$ 2.10	$ 1.50	$ 1.50	$ 2.10	$ 2.10
Convertible Notes Payable [Member] | Majority Shareholder [Member] | U.S. Dollar [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate basis points above reference rate				6.00%	6.00%	6.00%	6.00%
Convertible Notes Payable [Member] | Majority Shareholder [Member] | Euro [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate basis points above reference rate				2.00%	2.00%	2.00%	2.00%
Convertible Notes Payable [Member] | Majority Shareholder [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, face amount			$ 27,000	$ 37,000	$ 32,000	$ 27,000	$ 21,000
Debt instrument, maturity date				Dec. 31, 2016	Nov. 30, 2015	Nov. 30, 2015	Nov. 30, 2013